BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	472,426,803	112,711,945
Common stock, shares outstanding	472,426,803	112,711,945
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	100,000,000
Undesignated Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	39,999,900	39,999,900
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Super Voting Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	90	0
Preferred stock, shares outstanding	90	0
Class A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000
Preferred stock, shares issued	52,421,130	59,560,127
Preferred stock, shares outstanding	52,421,130	59,560,127